Label	Element	Value
BNY Mellon Municipal Opportunities Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45.11% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	45.11%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal personal income tax (municipal bonds). Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities. While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its net assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 50% of its net assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the fund's sub-adviser, Insight North America LLC (INA), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA). To seek additional yield, the fund may invest up to 50% of its net assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the fund's sub-adviser. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund's sub-adviser seeks to deliver value added excess returns ("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

The fund typically sells a security when the fund's sub-adviser believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the sub-adviser seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may use derivatives as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy. The derivative instruments in which the fund may invest include typically futures (including those relating to securities, indices, foreign currencies and interest rates). The fund also may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place at a future date at a predetermined price and/or yield.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares to those of the S&P Municipal Bond Index, a broad measure of market performance.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's Class M shares to those of the S&P Municipal Bond Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2023, Q4: 7.90 Worst Quarter 2022, Q1: (6.80) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 1.58%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown for Class M shares. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Prior to December 25, 2025, the fund offered Investor shares, which, as of December 24, 2025, were converted into Class M shares. Consequently, no performance for Investor shares is shown in the prospectus.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2023, Q4: 7.90 Worst Quarter 2022, Q1: (6.80)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 1.58%.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon Municipal Opportunities Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Municipal Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Municipal Opportunities Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Municipal Opportunities Fund | · Municipal securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

BNY Mellon Municipal Opportunities Fund | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

BNY Mellon Municipal Opportunities Fund | · Prepayment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

BNY Mellon Municipal Opportunities Fund | · Credit risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

BNY Mellon Municipal Opportunities Fund | · High yield securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

BNY Mellon Municipal Opportunities Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon Municipal Opportunities Fund | · Derivatives risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

BNY Mellon Municipal Opportunities Fund | · Forward commitments risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Forward commitments risk: Debt securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (i.e., appreciating when interest rates decline and depreciating when interest rates rise). When purchasing a security on a forward commitment basis, the fund would assume the risks of ownership of the security, including the risk of price fluctuations, and takes such fluctuations into account when determining its net asset value. The sale of securities on a forward commitment or delayed-delivery basis involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

BNY Mellon Municipal Opportunities Fund | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards.

BNY Mellon Municipal Opportunities Fund | · Valuation risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

BNY Mellon Municipal Opportunities Fund | · Municipal securities sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

BNY Mellon Municipal Opportunities Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Municipal Opportunities Fund | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Municipal Opportunities Fund | S&P Municipal Bond Index* reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Municipal Bond Index*
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
BNY Mellon Municipal Opportunities Fund | Class M shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTMX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.14%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 894
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.58%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.90%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.80%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
Annual Return [Percent]	oef_AnnlRtrPct	3.24%
Annual Return [Percent]	oef_AnnlRtrPct	(0.11%)
Annual Return [Percent]	oef_AnnlRtrPct	6.16%
Annual Return [Percent]	oef_AnnlRtrPct	2.56%
Annual Return [Percent]	oef_AnnlRtrPct	7.87%
Annual Return [Percent]	oef_AnnlRtrPct	4.93%
Annual Return [Percent]	oef_AnnlRtrPct	3.51%
Annual Return [Percent]	oef_AnnlRtrPct	(10.32%)
Annual Return [Percent]	oef_AnnlRtrPct	7.82%
Annual Return [Percent]	oef_AnnlRtrPct	3.29%
BNY Mellon Municipal Opportunities Fund | Class M shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.71%
BNY Mellon Municipal Opportunities Fund | Class M shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.85%